Interests in Unconsolidated Structured Entities - Schedule of Unconsolidated Structured Entities and Nature of Risks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Real Estate Finance
Disclosure of unconsolidated structured entities [line items]
Maximum loss exposure Investment assets	₩ 416,390	₩ 373,638
Investment agreement and others	47,001	84,481
Total	463,391	458,119
PEF and Investment Funds
Disclosure of unconsolidated structured entities [line items]
Maximum loss exposure Investment assets	454,916	547,153
Investment agreement and others	80,871	101,178
Total	535,787	648,331
Unconsolidated structured entities
Disclosure of unconsolidated structured entities [line items]
Maximum loss exposure Investment assets	871,306	920,791
Investment agreement and others	127,872	185,659
Total	₩ 999,178	₩ 1,106,450